Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	03/31/2026	12/31/2025
Finished goods
Pulp
Domestic	841,688	644,881
Foreign	1,673,689	1,713,394
Paper
Domestic	600,580	587,216
Foreign	539,207	507,999
Work in process	192,972	113,212
Raw materials
Wood	2,492,030	2,267,720
Operating supplies and packaging	1,006,771	1,037,696
Spare parts and other	1,493,126	1,491,820

Estimated losses	(198,646)	(208,091)
	8,641,417	8,155,847

Schedule Of Changes In Provisions For Inventory Losses

	03/31/2026	12/31/2025
Opening balance	(208,091)	(97,934)
Additions	(15,580)	(150,133)
Reversals	13,431	8,498
Write-offs	11,594	31,478
Closing balance	(198,646)	(208,091)